Derivative Asset (Details Narrative)	2 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payable premium amount		$ 15,370,000	$ 7,000,000
Derivative, Gain (Loss) on Derivative, Net		$ 9,685,000	0	$ 0
Derivative, Description of Hedged Item		the Company has designated only a portion of its outstanding debt (initially, $253.9 million) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged
Cash received from interest rate caps		$ 9,245,000	0	0
Unrealized gain on the interest rate caps		$ 1,091,000	(0)	(0)
Interest Rate Caps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Notional Amount	$ 507,900,000		$ 484,100,000
Derivative, Cap Interest Rate	0.75%		0.75%
Derivative, Maturity Date		Nov. 30, 2026
Payable premium amount		$ 7,000,000
Premium paid date		Dec. 22, 2021
Number of interest rate caps	2
Derivative, Maturity Date	fourth quarter 2026
Second Interest Rate Caps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payable premium amount		$ 15,370,000
Derivative, Gain (Loss) on Derivative, Net		9,685,000	$ 0	0
Cash received from interest rate caps		$ 9,245,000	$ 0	$ 0